Note 3 - Discontinued Operations - Summary of Discontinued Operations (Details) - USD ($) $ in Thousands		12 Months Ended		24 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Net gain from discontinued operations		$ 0	$ 564
Oakmont Capital Holdings, LLC [Member]
Interest on loans, including fees				$ 70
Interest and dividends on time deposits, investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock				0
Total Interest and Dividend Income				70
Interest on other borrowings				295
Total Interest Expense				295
Net Interest Loss				(225)
Net gain on sale of loans				366
Gain on sale of OCH (1)	[1]			1,378
Total Non-Interest Income				3,071
Salaries and employee benefits				1,681
Occupancy and equipment				219
Professional fees				31
Advertising				146
Other				987
Total Non-Interest Expense				3,064
Total net loss from discontinued operations				(218)
Loss attributable to non-controlling interest				(782)
Net gain from discontinued operations				564
Oakmont Capital Holdings, LLC [Member] | Mortgage Banking and Abstract Fees [Member]
Revenue				404
Oakmont Capital Holdings, LLC [Member] | Other Fees and Services Fees [Member]
Revenue				197
Oakmont Capital Holdings, LLC [Member] | Loan Servicing Fee [Member]
Revenue				$ 726

[1]	The gain on sale of OCH has been reclassified from prior periods from continuing operations to discontinued operations.